SHARE BASED COMPENSATION EXPENSES (Details Textual) (USD $)	12 Months Ended			1 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended						1 Months Ended	0 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Feb. 20, 2012 Service and Performance Conditions 1 [Member]	Feb. 20, 2012 Service and Performance Conditions 2 [Member]	Jun. 02, 2008 Stock Options Vesting Group1 [Member]	Jun. 02, 2008 Stock Options Vesting Group2 [Member]	Jun. 30, 2012 Stock Options [Member]	Jun. 30, 2011 Stock Options [Member]	Jun. 30, 2010 Stock Options [Member]	Jun. 02, 2011 Restricted Stock [Member]	Feb. 01, 2011 Restricted Stock [Member]	Jan. 31, 2011 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member] Director [Member]	Feb. 20, 2012 Performance Shares [Member]	Jun. 30, 2012 Performance Shares [Member]	Jun. 30, 2011 Performance Shares [Member]	Jun. 30, 2010 Performance Shares [Member]	Jun. 30, 2012 Performance Shares [Member] Service and Performance Conditions 1 [Member]	Jun. 30, 2012 Performance Shares [Member] Service and Performance Conditions 2 [Member]	Jun. 30, 2012 Incentive Shares [Member]	Jan. 20, 2009 Stock Plan 2006 [Member]	Jun. 02, 2008 Stock Plan 2006 [Member]	Feb. 01, 2008 Stock Plan 2006 [Member]	Jun. 30, 2012 Stock Plan 2006 [Member]	Sep. 20, 2007 Stock Plan 2006 [Member]	Jun. 30, 2012 Stock Plan2006 One [Member]	Jun. 30, 2012 Stock Plan2006 Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																												3,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross											30,000	22,500	15,000	0	67,500	67,500	1,476,000	1,476,000					1,510,181	450,000	60,000	186,000			231,000	15,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price														$ 0	$ 12.57		$ 9.29	$ 9.29						$ 2.24	$ 5.85	$ 7.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period																											15,000
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period						5 years	1 year										5 years							10 years					5 years	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years										3 years								3 years					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value								$ 1,860,782	$ 2,640,820	$ 0								$ 0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options									115,500					470,515				4,525,881
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Aggregate Intrinsic Value														629,100
Performance Option Conditions To Vest Description																					For 60,000 options, if the Company's Price/Earnings Ratio (P/E) achieves 15 times or above for any five consecutive days after the grant date, and at least one new analyst from any well-known sell side bank issues a favorable report of the Company each year in the three years after the grant date, 30,000 options will vest; if the Company's P/E achieves 18 times or above for any five consecutive days after the grant date, and at least two new analyst from any well-known sell side bank issues a favorable report of the Company each year in the three years after the grant date, 60,000 options will vest. The 60,000 options will cliff vest on the 36 month anniversary of the grant date, and will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that it is not probable that the performance conditions of this tranche can be met thus the related grant is not expected to vest.	For 1,416,000 options, if the compound average growth rate of the Company's Non-GAAP diluted earnings per share from the year ended June 30, 2011 to the year ended June 30, 2014 (the EPS threshold) equals or exceeds 15%, but less than 20%, 944,000 options will vest; if the EPS threshold equals or exceeds 20%, but less than 25%, additional 236,000 options will vest; if the EPS threshold equals or exceeds 25%, additional 236,000 options will vest. Of the total 1,416,000 options, 283,200, 283,200 and 849,600 options will vest on the 24 month, 36 month, and 48 month anniversary of the grant date respectively. The Non-GAAP diluted earnings per share is defined as diluted net income per share adjusted to exclude amortization of discount and interest on notes payable related to the bridge loan and share based compensation costs. The options will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that 236,000 options related to the EPS threshold equals or exceeds 25% are not expected to vest.
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition														1 year 8 months 12 days				2 years 11 months 1 day
Share-Based Compensation	1,139,368	551,966	524,076					202,125	456,628	524,076				654,318				282,924	95,338	0
Number Of Options Taken Into Consideration For Service and Performance Conditions				60,000	1,416,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																		$ 9.15	$ 0	$ 0			$ 9.06
Targeted Net Income Thresholds In Year One																							10,000,000
Targeted Net Income Thresholds In Year Two																							11,500,000
Shares Issuable Upon Achieving Targeted Net Income Thresholds Year Two																							755,090
Shares Issuable Upon Achieving Targeted Net Income Thresholds Year One																							755,091
Fair Value Of Restricted Stock Vested During Period	$ 255,621	$ 95,335	$ 0